Line of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Line Of Credit [Abstract]
Line of Credit
4.     Line of Credit

The Company maintains a Revolving Credit, Security and Warrant Purchase Agreement (the “Credit Agreement”) with Cenfin LLC (the owner of Cenfin LLC beneficially owns approximately 38.7% of the Company’s common stock, inclusive of warrants, as of March 31, 2012), a Delaware limited liability company (“Cenfin”) that was originally entered into on June 5, 2009.  The Credit Agreement, which has been amended from time to time and matures on June 5, 2017, provides the Company with a maximum borrowing capacity of $25,000,000 and asserts certain financial and non-financial covenants.  Under and subject to the terms of the Credit Agreement, interest accrues at the Federal Funds Rate plus 5%, is payable quarterly, and is collateralized by substantially all of the assets of the Company.  Additionally and pursuant to each advance, the Company will issue Cenfin a Revolving Credit Note and warrants to purchase shares of Roomlinx common stock equal to 50% of the principal amount funded divided by (i) $2.00 on the first $5,000,000 of borrowings on or after July 15, 2010 ($4,712,000 as of March 31, 2012) or (ii) thereafter the fair market value of the Company’s common stock on the date of such draw for advances in excess of $5,000,000.  The exercise price of the warrants is $2.00 for the warrants issued on the first $5,000,000 of borrowings made after July 15, 2010 and, thereafter, the average of the high and low market price for the Company’s common stock on the date of issuance. The exercise period of these warrants expire three years from the date of issuance.

As of March 31, 2012 and December 31, 2011, the Company has drawn $5,176,000 and $4,176,000, respectively, against the line of credit (draws of $1,000,000 and $260,000 for the three month periods ended March 31, 2012 and 2011, respectively). No repayments have been made on the line of credit borrowings. These advances will be repaid at various dates between 2014 and 2017.  The balance on the line of credit is reduced by a discount in the amount of $1,425,343 and $1,150,777 as of March 31, 2012 and December 31, 2011, respectively (see Note 6).  The Company was in compliance with all covenants as of March 31, 2012, at which time $19,824,000 was available under the Line of Credit.  Interest expense of $60,604 and $26,901 was recorded for the three month periods ended March 31, 2012 and 2011, respectively.

The fair value of the warrants granted during the three months ended March 31, 2012 was $350,167. The fair value of the warrant grants were estimated on the date of grant utilizing the Black-Scholes option pricing model adjusted for a blockage discount.  The Company recorded a debt discount of $350,167 in connection with these warrant grants.

Future minimum payments against the line of credit are as follows:

Years ended	Minimum
March 31,	Payments
2014	$464,000
2015	1,232,000
2016	2,480,000
2017	1,000,000
$5,176,000

7. Line of Credit

On June 5, 2009, the Company, entered into a Revolving Credit, Security and Warrant Purchase Agreement (the “Credit Agreement”) with Cenfin LLC, a Delaware limited liability company (“Cenfin”), pursuant to which Cenfin agreed to make revolving loans to Roomlinx from time to time in a maximum outstanding amount of $5,000,000 and pursuant to which, upon the making of each such Revolving Loan, Roomlinx will issue to Cenfin a Revolving Credit Note evidencing such Revolving Loan and a Warrant to purchase a number of shares of Roomlinx Common Stock equal to 50% of the principal amount funded in respect of such Revolving Loan divided by $2.00 per share. Each Revolving Credit Note will bear interest at a rate of 9% per annum and mature on the fifth anniversary of its issuance. Each Warrant will be exercisable for a three year period from its issuance at an initial exercise price of $2.00 per share.

On March 10, 2010 the Credit Agreement was amended to increase the aggregate revolving credit commitment to $25,000,000 and expand the permitted use of proceeds to include certain capital expenditures. The rest of the terms remained in accordance with the original agreement.

On July 30, 2010, with effect as of July 15, 2010, the Company and Cenfin LLC entered into a Second Amendment to the Revolving Credit, Security and Warrant Purchase Agreement (the “Amendment”). The Amendment changed (1) the interest rate under the Credit Agreement to the Federal Funds Rate plus 5% and (2) the strike price of warrants issued in connection with any draws of the line of credit after the first $5,000,000 of borrowings after July 15, 2010 from $2.00 per share to the fair market value of the Company’s common stock on the date of such draw. The interest rate payable on amounts drawn under this Agreement will be set on July 15 of each year, but will be adjusted in the event the Federal Funds Rate increases by more than 1% in any six month period, but such an adjustment may only occur once per year.

On December 19, 2011 the Company and Cenfin LLC entered into a Third Amendment to the Revolving Credit, Security and Warrant Purchase Agreement (the “Amendment”). The Amendment extended the Revolving Credit Period under the Original Agreement, dated July 28, 2010, from June 5, 2014 to June 5, 2017.

As of December 31, 2011, the Company had drawn $4,176,000 against the line of credit vs. $1,696,000 as of December 31, 2010, the difference reflecting total borrowings of $2,480,000 with no re-payments in 2011. At December 31, 2011 and 2010, the balance on the line of credit is reduced by a discount in the amount of $1,150,777 and $500,062 respectively (see Note 10). The line of credit is collateralized by substantially all of the assets of the Company and is subject to certain financial and non-financial covenants; the Company was in compliance with all covenants as of December 31, 2011.

Future minimum payments against the line of credit for the years ended December 31 are $464,000 in 2014, $1,232,000 in 2015 and $2,480,000 in 2016.